Related Party Transactions	7 Months Ended	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On August 16, 2022, the Company approved the acquisition by transfer of an aggregate of 2,156,250 shares of Class B common stock of the Company (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.01 per share. In connection with the increase in the size of the Proposed Public Offering, on February 8, 2023, the Company declared a 42.22% share dividend on each Founder Share, thereby increasing the number of issued and outstanding Founder Shares to 3,066,667, including an aggregate of up to 400,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option is not exercised in full or in part. All share amounts presented have been retroactively restated to reflect the share dividend. The number of Founder Shares issued was determined so that the Sponsor will collectively own, on an as-converted basis, 25% of the Company’s issued and outstanding shares after the Proposed Public Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Public Offering).

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (i) one year after the completion of a Business Combination, and (ii) subsequent to the Business Combination, (A) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Administrative Services Agreement

The Company plans to enter into an agreement upon the completion of the Proposed Public Offering to pay the Sponsor a total of up to $10,000 per month for business and administrative support services. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

Promissory Note — Related Party

On August 16, 2022, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of the consummation of a Business Combination or the liquidation of the Company on or before the 9-month anniversary of the completion of the Proposed Public Offering (or up to the 15-month anniversary if the Company extends the period of time to consummate a Business Combination) or such later liquidation date as may be approved by the Company’s stockholders (a “Liquidation”). Upon maturity, the Note would be repaid, without interest or, at the lender’s discretion, the Note may be converted into warrants (the “Conversion Warrants”), at a price of $1.00 per warrant. The Conversion Warrants would be identical to the Private Placement Warrants. As of December 31, 2022, the Company had no borrowings outstanding under the Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants, at a price of $1.00 per warrant. These warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022, no Working Capital Loans were outstanding.

Advances from Related Party

An affiliate of the Sponsor paid certain formation, deferred offering and operating costs totaling $29,001 on behalf of the Company during the period from June 14, 2022 (inception) through December 31, 2022. These advances are non-interest bearing and payable on demand. As of December 31, 2022, $29,001 was due to the related party.

Due to Sponsor

During the period from June 14, 2022 (inception) through December 31, 2022, the Company received funds totaling $400,000 from various investors on behalf of the Sponsor. These monies represent advances paid to the Sponsor for purchase of Private Placement Warrants upon successful completion of the Proposed Public Offering. The monies should have been deposited into the Sponsor’s bank account instead of the Company’s bank account. These amounts are non-interest bearing and payable on demand. During the period from June 14, 2022 (inception) through December 31, 2022, the Company repaid $365,000 of the balance due to the Sponsor related to investments it had collected on behalf of the Sponsor, resulting in a balance of $35,000 due to the Sponsor as of December 31, 2022.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On August 16, 2022, the Company approved the acquisition by transfer of an aggregate of 2,156,250 shares of Class B common stock of the Company (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.01 per share. In connection with a planned increase in the size of the Initial Public Offering, on February 8, 2023, the Company declared a 42.22% share dividend on each Founder Share, thereby increasing the number of issued and outstanding Founder Shares to 3,066,667. On August 17, 2023, the Sponsor forfeited an aggregate of 191,667 Founder Shares for no consideration, resulting in the Sponsor holding an aggregate of 2,875,000 Founder Shares, including an aggregate of 375,000 Founder Shares subject to forfeiture by the Sponsor to the extent the underwriters’ over-allotment option is not exercised in full or in part. All share amounts presented have been retroactively restated to reflect the share dividend and forfeiture. The number of Founder Shares issued was determined so that the Sponsor will collectively own, on an as-converted basis, 25% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). On October 1, 2023, in connection with the underwriters not exercising their over-allotment option, the Sponsor forfeited an aggregate of 375,000 Founder Shares (see Note 8).

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (i) one year after the completion of a Business Combination, and (ii) subsequent to the Business Combination, (A) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement upon the completion of the Initial Public Offering to pay the Sponsor a total of up to $10,000 per month for business and administrative support services. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of September 30, 2023, the Company has incurred $13,226 in related party fees for the services provided by the Sponsor under this agreement.

Promissory Note — Related Party

On August 16, 2022, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of the consummation of a Business Combination or the liquidation of the Company on or before the 9-month anniversary of the completion of the Initial Public Offering (or up to the 15-month anniversary if the Company extends the period of time to consummate a Business Combination) or such later liquidation date as may be approved by the Company’s stockholders (a “Liquidation”). Upon maturity, the Note would be repaid, without interest or, at the lender’s discretion, the Note may be converted into warrants (the “Conversion Warrants”), at a price of $1.00 per warrant. The Conversion Warrants would be identical to the Private Placement Warrants. As of December 31, 2022, the Company had no borrowings outstanding under the Note.

During the nine months ended September 30, 2023, the Company borrowed $67,610 under the Note to pay for vendor invoices and converted the remaining balance due to the Sponsor of $35,000 through a draw under the Note. As of September 30, 2023, the Company had an outstanding balance of $102,610 under the Note, with $197,390 available to draw.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company.

Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants, at a price of $1.00 per warrant. These warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2023 and December 31, 2022, no Working Capital Loans were outstanding.

Advances from Related Party

An affiliate of the Sponsor paid certain formation, deferred offering and operating costs totaling $29,001 on behalf of the Company during the period from June 14, 2022 (inception) through December 31, 2022. These advances are non-interest bearing and payable on demand. As of September 30, 2023 and December 31, 2022, $29,001 was due to the related party.

Due to Sponsor

During the period from June 14, 2022 (inception) through December 31, 2022, the Company received funds totaling $400,000 from various investors on behalf of the Sponsor. These monies represent advances paid to the Sponsor for purchase of Private Placement Warrants upon successful completion of the Proposed Public Offering. The monies should have been deposited into the Sponsor’s bank account instead of the Company’s bank account. These amounts are non-interest bearing and payable on demand. During the period from June 14, 2022 (inception) through December 31, 2022, the Company repaid $365,000 of the balance due to the Sponsor related to investments it had collected on behalf of the Sponsor, resulting in a balance of $35,000 due to the Sponsor as of December 31, 2022. During the nine months ended September 30, 2023, the Company converted the remaining balance of $35,000 due to the Sponsor through a draw under the Note.